Property, equipment and software, net (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Construction in progress on premises		¥ 107,942,000
Refund received for reduction of cost	¥ 16,546,000
Provision for impairment of property, equipment and software	¥ 74,000	¥ 210,000